Loans receivable, net	12 Months Ended
Dec. 31, 2022
Loans receivable, net
Loans receivable, net

7. Loans receivable, net

Loans receivable, net consists of the following:

	As of December 31
	2021	2022
	RMB	RMB

Loans receivable	5,248,804	5,798,839
Allowance for credit losses	(604,506)	(460,212)
Loans receivable, net	4,644,298	5,338,627

The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Beginning balance prior to ASC 326	(100,643)	(146,432)	(604,506)
Impact of adoption of ASC 326	(50,569)	—	—
Balance at beginning of the year	(151,212)	(146,432)	(604,506)
Foreign currency translation adjustments	—	—	(3,979)
Provision	(153,560)	(557,129)	(523,863)
Write‑offs	158,340	99,055	672,136
Balance at end of the year	(146,432)	(604,506)	(460,212)

The aging analysis of loans receivable by due date as of December 31, 2021 and 2022 is as follows:

	Past Due
				91 Days
				or	Total Past
	1‑30 Days	31‑60 Days	61‑90 Days	Greater	Due	Current	Total
As of December 31, 2021	75,785	59,394	51,035	200,759	386,973	4,861,831	5,248,804
As of December 31, 2022	70,990	42,495	38,340	95,028	246,853	5,551,986	5,798,839